Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2019
Fair Value of Financial Instruments
Schedule of summary of the carrying amounts and fair values of financial instruments

			December 31, 2019
			Fair Value Measurements
			Quoted Prices
			in Active		Net
			Markets for	Other	Significant
	December 31, 2019		Identical	Observable	Unobservable
	Carrying	Fair	Assets	Inputs	Inputs
(in thousands)	amount	value	(Level 1)	(Level 2)	(Level 3)
Assets:
Cash and due from banks	$22,576	$22,576	$22,576	$—	$—
Federal funds sold and overnight interest-bearing deposits	55,545	55,545	55,545	—	—
Certificates of deposit in other banks	10,862	10,862	10,862	—	—
Available for sale securities	175,093	175,093	995	174,098	—
Other investment securities	5,808	5,808	13	5,795	—
Loans, net	1,156,748	1,148,339	—	—	1,148,339
Mortgage servicing rights	2,482	2,482	—	—	2,482
Cash surrender value - life insurance	2,398	2,398	—	2,398	—
Accrued interest receivable	6,481	6,481	6,481	—	—
Total	$1,437,993	$1,429,584	$96,472	$182,291	$1,150,821
Liabilities:
Deposits:
Non-interest bearing demand	$261,166	$261,166	$261,166	$—	$—
Savings, interest checking and money market	614,331	614,331	614,331	—	—
Time deposits	311,024	311,489	—	—	311,489
Federal funds purchased and securities sold under agreements to repurchase	27,272	27,272	27,272	—	—
Federal Home Loan Bank advances and other borrowings	96,919	97,833	—	97,833	—
Subordinated notes	49,486	43,640	—	43,640	—
Operating lease liabilities	2,224	2,224		2,224
Accrued interest payable	1,136	1,136	1,136	—	—
Total	$1,363,558	$1,359,091	$903,905	$143,697	$311,489

			December 31, 2018
			Fair Value Measurements
			Quoted Prices
			in Active		Net
			Markets for	Other	Significant
	December 31, 2018		Identical	Observable	Unobservable
	Carrying	Fair	Assets	Inputs	Inputs
(in thousands)	amount	value	(Level 1)	(Level 2)	(Level 3)
Assets:
Cash and due from banks	$23,687	$23,687	$23,687	$—	$—
Federal funds sold and overnight interest-bearing deposits	18,396	18,396	18,396	—	—
Certificates of deposit in other banks	12,247	12,247	12,247	—	—
Available-for-sale securities	218,205	218,205	1,952	216,253	—
Other investment securities	5,675	5,675	12	5,663	—
Loans, net	1,134,975	1,115,003	—	—	1,115,003
Mortgage servicing rights	2,931	2,931	—	—	2,931
Cash surrender value - life insurance	2,542	2,542	—	2,542	—
Accrued interest receivable	6,162	6,162	6,162	—	—
	$1,424,820	$1,404,848	$62,456	$224,458	$1,117,934
Liabilities:
Deposits:
Non-interest bearing demand	$262,857	$262,857	$262,857	$—	$—
Savings, interest checking and money market	614,040	614,040	614,040	—	—
Time deposits	321,571	318,949	—	—	318,949
Federal funds purchased and securities sold under agreements to repurchase	24,647	24,647	24,647	—	—
Federal Home Loan Bank advances and other borrowings	95,153	94,326	—	94,326	—
Subordinated notes	49,486	45,749	—	45,749	—
Accrued interest payable	1,035	1,035	1,035	—	—
	$1,368,789	$1,361,603	$902,579	$140,075	$318,949